Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Value-Added Tax payable	-	19
Other tax payable	108	85
Customer contract liability, current	105	128
Other current liabilities	196	208
Total other current liabilities	409	440